Redeemable Noncontrolling Interests and Equity (Details) - USD ($)			3 Months Ended		12 Months Ended
	Oct. 25, 2024	Jan. 24, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Redeemable Noncontrolling Interests and Equity [Line Items]
Price per shares (in Dollars per share)			$ 5
Trading days			20 days		20 days
Consecutive trading day periods			30 days		30 days
Forfeited shares			500,000		500,000
Accrued rate			100.00%		100.00%
Common units rate			71.80%		71.80%
Distributions rate			10.00%		10.00%
Convertible preferred units (in Dollars)			$ 16,536,108		$ 16,130,871
LHX Subscription Agreement [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Price per shares (in Dollars per share)	$ 1.45
Purchased shares of common stock	1,873,103
Aggregate purchase price (in Dollars)	$ 2,716,000
Class A Common Stock [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued			21,796,464		13,252,964
Convertible shares			1
Price per shares (in Dollars per share)			$ 12		$ 12
Voting discription			one		one
Class A Common Stock [Member] | Sunergy Renewables LLC [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued			742,568		742,568
Class A Common Stock [Member] | Business Combination Agreement [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued			1,026,960		1,026,960
Class V Common Stock [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued			26,730,000		35,230,000	33,730,000
Voting discription			one		one
Class V Common Stock [Member] | Investors of Sunergy [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued			32,230,000		32,230,000
OpCo Preferred Units [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Convertible shares		500,000
Class A Convertible Preferred Units [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Convertible shares		1,500,000
Divident rate			10.00%		10.00%
Optional conversion price (in Dollars per share)			$ 11		$ 11
Class A Convertible Preferred Units [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Convertible preferred units (in Dollars)					$ 16,130,871
Sponsor [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Price per shares (in Dollars per share)		$ 10
Divident rate			30.00%		30.00%
Sponsor [Member] | Class A Common Stock [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued			3,257,436		3,257,436
Sponsor PIPE Investment [Member] | Class V Common Stock [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued			1,500,000		1,500,000
Sponsor PIPE Investment [Member] | Series A Preferred Stock [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued			1,500,000		1,500,000
Private Placement [Member] | OpCo Preferred Units [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Convertible shares			1,500,000		1,500,000
Consideration amount (in Dollars)			$ 15,000,000		$ 15,000,000
Common Stock [Member] | Class A Common Stock [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Convertible shares			8,500,000
Purchased shares of common stock				178,207	178,207
Common Stock [Member] | Class V Common Stock [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Convertible shares			8,500,000